Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2025
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Wealth Management	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Year ended March 31, 2023
Non-interest revenue	¥297,496	¥120,096	¥809,681	¥175,034	¥1,402,307
Net interest revenue	2,695	8,463	(37,301)	(10,316)	(36,459)

Net revenue	300,191	128,559	772,380	164,718	1,365,848
Non-interest expenses (2)	266,695	85,064	743,011	91,333	1,186,103

Income before income taxes	¥33,496	¥43,495	¥29,369	¥73,385	¥179,745

Year ended March 31, 2024
Non-interest revenue	¥395,900	¥149,575	¥875,664	¥125,640	¥1,546,779
Net interest revenue	6,461	4,568	(9,517)	24,050	25,562

Net revenue	402,361	154,143	866,147	149,690	1,572,341
Non-interest expenses (2)	279,682	93,945	812,236	102,287	1,288,150

Income before income taxes	¥122,679	¥60,198	¥53,911	¥47,403	¥284,191

Year ended March 31, 2025
Non-interest revenue	¥440,553	¥181,010	¥1,015,803	¥173,065	¥1,810,431
Net interest revenue	10,934	11,463	42,135	19,071	83,603

Net revenue	451,487	192,473	1,057,938	192,136	1,894,034
Non-interest expenses (2)	280,736	102,882	891,656	145,247	1,420,521

Income before income taxes	¥170,751	¥89,591	¥166,282	¥46,889	¥473,513

(1)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2023 include gains of ¥12,025 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within
Net gain on trading
in the amount of ¥9,954 million and in
Non-interest
expenses
—Other
in the amount of ¥(2,071) million in the consolidated statements of income.

(2)	Includes primarily personnel expenses, occupancy, technology, and professional fees.

Major components of income before income taxes in "Other"
The following table presents the major components of
Income before income taxes
in
“Other”
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Net gain (loss) related to economic hedging transactions	¥(4,846)	¥2,021	¥(5,809)
Realized gain on investments in equity securities held for operating purposes	28,385	21,027	1,475
Equity in earnings of affiliates	47,744	46,420	51,221
Corporate items	(12,590)	(11,997)	(5,884)
Other (1)(2)	14,692	(10,068)	5,886

Total	¥73,385	¥47,403	¥46,889

(1)	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.
(2)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income before income taxes

	Millions of yen
	Year ended March 31
	2023	2024	2025
Net revenue	¥1,365,848	¥1,572,341	¥1,894,034
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(30,271)	(10,341)	(1,549)

Consolidated net revenue	¥1,335,577	¥1,562,000	¥1,892,485

Non-interest expenses	¥1,186,103	¥1,288,150	¥1,420,521
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,186,103	¥1,288,150	¥1,420,521

Income before income taxes	¥179,745	¥284,191	¥473,513
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(30,271)	(10,341)	(1,549)

Consolidated income before income taxes	¥149,474	¥273,850	¥471,964

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2023, 2024 and 2025.

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2023 (2)	2024	2025
Net revenue (1)(2) :
Americas	¥290,036	¥453,069	¥589,122
Europe	163,977	269,292	375,648
Asia and Oceania	68,817	56,684	61,730

Subtotal	522,830	779,045	1,026,500
Japan	812,747	782,955	865,985

Consolidated	¥1,335,577	¥1,562,000	¥1,892,485

Income (loss) before income taxes (2) :
Americas	¥(51,743)	¥14,650	¥65,753
Europe	9,206	(33,064)	20,348
Asia and Oceania	31,003	23,795	50,878

Subtotal	(11,534)	5,381	136,979
Japan	161,008	268,469	334,985

Consolidated	¥149,474	¥273,850	¥471,964

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Long-lived assets:
Americas	¥114,946	¥121,633	¥111,312
Europe	53,161	62,063	55,515
Asia and Oceania	23,839	33,820	31,656

Subtotal	191,946	217,516	198,483
Japan	308,941	270,924	270,693

Consolidated	¥500,887	¥488,440	¥469,176